INTANGIBLE ASSETS, NET (Narrative) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
INTANGIBLE ASSETS, NET [Abstract]
Estimated aggregate amortization of intangible assets - 2025	$ 2,419
Estimated aggregate amortization of intangible assets - 2026	1,777
Estimated aggregate amortization of intangible assets - 2027	1,279
Estimated aggregate amortization of intangible assets - 2028	832
Estimated aggregate amortization of intangible assets - 2029	$ 2,532